Post-Employment and Other Non-current Employee Benefits - Balances of Liabilities for Post-Employment and Other Non-Current Employee Benefits (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2017 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Total post-employment and other non-current employee benefits	$ 3,029	$ 2,319	$ 154
Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Vested benefit obligation	389	656
Non-vested benefit obligation	1,398	1,318
Accumulated benefit obligation	1,787	1,974
Excess of projected defined benefit obligation over accumulated benefit obligation	2,582	941
Defined benefit obligation	4,369	2,915
Pension plan funds at fair value	(1,692)	(910)
Net defined benefit liability	2,677	2,005
Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Vested benefit obligation	36	18
Non-vested benefit obligation	267	175
Accumulated benefit obligation	303	193
Excess of projected defined benefit obligation over accumulated benefit obligation	158	223
Defined benefit obligation	461	416
Pension plan funds at fair value	(109)	(102)
Net defined benefit liability	$ 352	$ 314